Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets and Financial Liabilities [Abstract]
Schedule of financial assets
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Financial assets at FVTPL
Non-current
Equity investment at FVTPL	—	1,000
Total non-current financial assets at FVTPL	—	1,000
Total financial assets	—	1,000
Financial assets at amortised cost
Current
Trade receivables (Note 16)	9,279	111,104
Financial assets included in prepayments, other receivables and other assets, net	7,683	4,733
Net investments in subleases	—	355
Amounts due from related parties, net	2,377	306
Amounts due from shareholders, net	99	100
Cash and cash equivalents	5,425	59,045
Total current financial assets at amortised cost	24,863	175,643
Non-current
Financial assets included in prepayments, other receivables and other assets	306	3,010
Total non-current financial assets at amortised cost	306	3,010
Total financial assets at amortised cost	25,169	178,653
Total financial assets	25,169	179,653

Schedule of financial liabilities	Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Current
Trade payables	35,012	30,514
Financial liabilities included in other payables and accruals	12,046	20,381
Amount due to a related party	488	—
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	69,045	41,493
Lease liabilities	4,123	2,486
	121,039	95,199
Non-current
Interest-bearing loans and borrowings	—	6,046
Lease liabilities	4,650	793
	4,650	6,839
Total	125,689	102,038

Schedule of valuation of unlisted equity investment	The significant unobservable inputs used in the valuation of unlisted equity investment, together with a quantitative sensitivity analysis as at December 31, 2022 are shown below:
Valuation technique	Significant unobservable inputs	Inputs	Sensitivity of the input to fair value
Market approach	Discount for lack of marketability	33.0%(2021:-)	5% decrease in the discount would increase the fair value by RMB 2,000.
	Discount rate	12.4%(2021:-)	5% decrease in the discount rate would increase the fair value by RMB 150,000.

Schedule of foreign currency risk	The Group’s exposure to foreign currency risk for all other currencies is not material.
For the year ended December 31, 2022	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(461)
	-5%	461
HK$	+5%	—
	-5%	—
For the year ended December 31, 2021	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	1,606
	−5%	(1,606)
HK$	+5%	—
	−5%	—
For the year ended December 31, 2020	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(608)
	−5%	608
HK$	+5%	—
	−5%	—

Schedule of credit quality and the maximum exposure to credit risk
	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	76,260	76,260
Financial assets included in prepayments, other receivables and other assets—Normal*	7,989	—	—	—	7,989
Net investments in subleases—Normal*	—	—	—	—	—
Amounts due from related parties—Normal*	2,377	—	—	—	2,377
Amounts due from shareholders—Normal*	99	—	—	—	99
Cash and cash equivalents—not yet past due	5,425	—	—	—	5,425
	15,890	—	—	76,260	92,150
	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	116,776	116,776
Financial assets included in prepayments, other receivables and other assets—Normal*	7,743	—	—	—	7,743
Net investments in subleases—Normal*	355	—	—	—	355
Amounts due from related parties—Doubtful*	306	—	2,000	—	2,306
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents—not yet past due	59,045	—	—	—	59,045
	67,549	—	2,000	116,776	186,325
*	The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of information about credit risk exposure on group's trade receivables using provision matrix	Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:
		Days past due
	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2022
Expected credit loss rate	49.8%	86.31%	97.12%	97.41%	87.83%
Gross carrying amount (RMB’000)	14,529	3,258	8,496	49,977	76,260
Expected credit loss (RMB’000)	7,236	2,812	8,251	48,682	66,981
		Days past due
	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2021
Expected credit loss rate	2.80%	3.30%	7.66%	16.47%	4.86%
Gross carrying amount (RMB’000)	65,102	22,232	19,686	9,756	116,776
Expected credit loss (RMB’000)	1,824	733	1,508	1,607	5,672

Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments	The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:
	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2022
Interest-bearing loans and borrowings	30,000	42,680	—	72,680
Lease liabilities	—	4,194	5,032	9,226
Trade payables	—	35,012	—	35,012
Due to a shareholder	325	—	—	325
Due to a related party	—	488	—	488
Other payables and accruals	—	12,046	—	12,046
As at December 31, 2021
Interest-bearing loans and borrowings	10,000	34,804	6,205	51,009
Lease liabilities	—	2,571	811	3,382
Trade payables	—	30,514	—	30,514
Due to a shareholder	325	—	—	325
Other payables and accruals	—	20,381	—	20,381

Schedule of changes in liabilities arising from financing activities
	Interest- bearing		Due	Due to
	loans and borrowings	Lease liabilities	to a shareholder	a related party
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2020	55,000	14,713	—	—
Changes from financing activities	5,000	(4,688)	—	7,177
Changes from operating activities	—	(778)	—	—
Acquisition of a subsidiary	—	—	325	—
Additions	—	5,682	—	—
Accretion of interest	—	2,561	—	—
As at December 31, 2020 and January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Lease termination	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—
As at December 31, 2021 and January 1, 2022	47,539	3,279	325	—
Changes from financing activities	21,506	(1,309)	—	488
Changes from operating activities	—	(859)	—	—
Lease termination	—	(1,151)	—	—
Additions	—	8,578	—	—
Accretion of interest	—	235	—	—
As at December 31, 2022	69,045	8,773	325	488